Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary Of Right Of Use Assets
Cost

€ thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2020	7,289	11	7,300
Exchange rate differences	-77	0	-77
Additions	2,004	8	2,012
Balance as of Dec. 31, 2020	9,216	19	9,235
Exchange rate differences	168	0	168
Additions	1,995	0	1,995
Disposals	-11	0	-11
Balance as of Dec. 31, 2021	11,368	19	11,387
Exchange rate differences	196	0	196
Additions	688	750	1,438
Disposals	-5	-11	-16
Balance as of Dec. 31, 2022	12,247	758	13,005
Depreciation

€ thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2020	488	2	490
Exchange rate differences	-2	0	-2
Depreciation for the year	801	4	805
Balance as of Dec. 31, 2020	1,287	6	1,293
Exchange rate differences	17	0	17
Depreciation for the year	1,252	5	1,257
Disposals	-7	0	-7
Balance as of Dec. 31, 2021	2,549	11	2,560
Exchange rate differences	13	0	13
Depreciation for the year	1,647	13	1,660
Disposals	0	-11	-11
Balance as of Dec. 31, 2022	4,209	13	4,222
Carrying amount

€ thousand	Real estate leases	Other leases	Total
Carrying amount as of Dec. 31, 2020	7,929	13	7,942
Carrying amount as of Dec. 31, 2021	8,819	8	8,827
Carrying amount as of Dec. 31, 2022	8,038	744	8,782

Summary Of Lease Expenses
The following amounts were recognized in profit or loss:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Interest expenses for lease liabilities	229	185	137
Expenses for short-term leases	26	13	0
Expenses for leases of low-value assets	6	6	5

Summary Of Undiscounted Potential Future Lease Payments From The Exercise Of Extension Options
The following table shows the undiscounted potential future lease payments from the exercise of extension options:

€ thousand	Within five years	Over five years	Total
Extension options that are not expected to be exercised	1,246	7,862	9,108

Summary Of Undiscounted Future Payments For A Not Yet Commenced Leasing Contract
The following table shows the undiscounted future payments for a not yet commenced leasing contract. The probable commencement date is the August 1, 2023.

€ thousand	Within five years	Over five years	Total
Future payments for a not yet commenced leasing contract	11,183	14,136	25,319